Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties [Line Items]
Short-term accrual amount	$ 232	$ 232
Salary expenses	762	$ 598	$ 615
Chief Executive Officer's [Member]
Related Parties [Line Items]
Short-term accrual amount	$ 165